Segmental analyses	12 Months Ended
Dec. 31, 2022
Reportable Segments [Abstract]
Segmental analyses
2 Segmental analyses (revised)
The chief operating decision maker, the Management Board, reviews adjusted profit from operations at constant currencies to evaluate segment performance and allocate resources to the overall business on a geographic region basis, including the results of
New Categories (comprising Vapour products, Tobacco Heating products and Modern Oral products), which are reported to the Management Board as part of the results of each geographic region. The Management Board also reviews, at constant currencies, revenues on a geographic region basis, which are included within adjusted profit from operations.
As part of plans to reduce complexity and drive efficiency in management structures and achieve a better balance in the scale of our regions, it was decided to reduce the management structure from four regions to three regions, with the new organisational structures in place beginning April 2023 as follows:
–Americas and Europe (AME), comprising largely the former Europe region with the inclusion of the markets in Latin America and Canada that were parts of the former AmSSA region.
–Asia-Pacific, Middle East and Africa (APMEA) comprising the former APME region with the inclusion of the markets in Sub-Saharan Africa. Armenia, Azerbaijan, Caucasus, Georgia, Kazakhstan, Kyrgyzstan, Mongolia, Tajikistan, Turkmenistan and Uzbekistan that were part of the former Europe region are now included as part of APMEA; and
–the U.S. has remained unchanged.
Accordingly, the following disclosures have been revised for all periods presented in these consolidated financials:
–Note 2 Segmental analyses;
–Note 12 Intangible assets; and
–Note 29 Group employees.
The three geographic regions are the reportable segments for the Group as they form the focus of the Group’s internal reporting systems and are the basis used by the Management Board for assessing performance and allocating resources. Transactions between Group subsidiaries are conducted on arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation & Development (OECD) principles. Net finance costs (comprising interest income and interest expense), share of post-tax results of associates and joint ventures and taxation are centrally managed, and accordingly, such items are not presented by segment as they are excluded from the measure of segment profitability.
Regional Directors are responsible for delivering the operating and financial results of their Region inclusive of all product categories. Therefore, the results of New Categories (comprising Vapour products, Tobacco Heating products and Modern Oral products) are reported to the Management Board as part of the results of each geographic region.
However, additional information has been provided to disaggregate revenue based on product category to enable investors to better compare the Group’s business performance across periods and by reference to the Group’s investment activity.
In respect of the U.S. region, all financial statements and financial information provided by or with respect to the U.S. business or Reynolds American Inc. (RAI) (and/or RAI and its subsidiaries (collectively, the ‘Reynolds Group’)) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the Reynolds Group’s) primary US GAAP based financial statements and information.
The following table shows 2022 revenue at current rates, and 2022 revenue translated using 2021 rates of exchange. The 2021 figures are stated at the 2021 rates of exchange.

			2022	2021
	Revenue Constant rates £m	Translation exchange £m	Revenue Current Rates £m	Revenue £m
U.S.	11,358	1,281	12,639	11,691
AME	9,119	168	9,287	8,444
APMEA	5,796	(67)	5,729	5,549
Revenue	26,273	1,382	27,655	25,684
The following table shows 2021 revenue at current rates, and 2021 revenue translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

			2021	2020
	Revenue Constant rates £m	Translation exchange £m	Revenue Current Rates £m	Revenue £m
U.S.	12,530	(839)	11,691	11,473
AME	8,925	(481)	8,444	8,366
APMEA	6,106	(557)	5,549	5,937
Revenue	27,561	(1,877)	25,684	25,776
The following table shows 2022 profit from operations and adjusted profit from operations at current rates, and 2022 adjusted profit from operations translated using 2021 rates of exchange. The 2021 figures are stated at the 2021 rates of exchange.

					2022			2021
	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,095	740	6,835	(630)	6,205	5,887	(321)	5,566
AME	3,268	80	3,348	(422)	2,926	3,059	(157)	2,902
APMEA	2,263	(38)	2,225	(833)	1,392	2,204	(438)	1,766
Profit from operations	11,626	782	12,408	(1,885)	10,523	11,150	(916)	10,234
Net finance costs					(1,641)			(1,486)
Share of post-tax results of associates and joint ventures					442			415
Profit before taxation					9,324			9,163
Taxation on ordinary activities					(2,478)			(2,189)
Profit for the year					6,846			6,974
Note:
*    The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g), 6(h), 6(i), 6(j), and 7.
The following table shows 2021 profit from operations and adjusted profit from operations at current rates, and 2021 adjusted profit from operations translated using 2020 rates of exchange. The 2020 figures are stated at the 2020 rates of exchange.

					2021			2020
	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m
U.S.	6,343	(456)	5,887	(321)	5,566	5,784	(809)	4,975
AME	3,210	(151)	3,059	(157)	2,902	3,259	(183)	3,076
APMEA	2,399	(195)	2,204	(438)	1,766	2,322	(411)	1,911
Profit from operations	11,952	(802)	11,150	(916)	10,234	11,365	(1,403)	9,962
Net finance costs					(1,486)			(1,745)
Share of post-tax results of associates and joint ventures					415			455
Profit before taxation					9,163			8,672
Taxation on ordinary activities					(2,189)			(2,108)
Profit for the year					6,974			6,564
Note:
*    The adjustments to profit from operations are explained in notes 3, 4, 6(d), 6(f), 6(g), 6(h), 6(i), 6(j), and 7.
Adjusted profit from operations at constant rates of £11,626 million (2021: £11,952 million; 2020: £11,661 million) excludes adjusting depreciation, amortisation and impairment charges as explained in notes 4 and 7. These are excluded from segmental adjusted profit from operations at constant rates as follows:

					2022			2021
	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	221	16	237	322	559	203	276	479
AME	363	11	374	116	490	333	56	389
APMEA	186	3	189	67	256	188	20	208
	770	30	800	505	1,305	724	352	1,076

					2021			2020
	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m
U.S.	210	(7)	203	276	479	204	272	476
AME	351	(18)	333	56	389	336	126	462
APMEA	200	(12)	188	20	208	211	301	512
	761	(37)	724	352	1,076	751	699	1,450
Additional information by product category
Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

Revenue	2022 £m	2021 £m	2020 £m
New Categories	2,894	2,054	1,443
Vapour	1,436	927	611
THP	1,060	853	634
Modern Oral	398	274	198
Traditional Oral	1,209	1,118	1,160
Combustibles	23,030	22,029	22,752
Other	522	483	421
Revenue	27,655	25,684	25,776
External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group
Revenue is based on location of sale	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m	2022 £m	2021 £m	2020 £m
External revenue	228	209	188	27,427	25,475	25,588	27,655	25,684	25,776

	United Kingdom		All foreign countries		Group
	2022 £m	2021 £m	2022 £m	2021 £m	2022 £m	2021 £m
Intangible assets	529	481	128,546	115,144	129,075	115,625
Property, plant and equipment	215	339	4,652	4,614	4,867	4,953
Investments in associates and joint ventures	—	8	2,020	1,940	2,020	1,948
The consolidated results of the Reynolds Group operating in the U.S. met the criteria for separate disclosure under the requirements of IFRS 8 Operating Segments. Revenue arising from the operations of the Reynolds Group, inclusive of the sales made to fellow Group companies, in 2022, 2021 and 2020 was £12,635 million, £11,707 million and £11,481 million, respectively. The majority of sales are to customers based in the U.S.. Non-current assets attributable to the operations of the Reynolds Group were £119,597 million (2021: £106,495 million).
The main acquisitions comprising the goodwill balance of £47,956 million (2021: £43,194 million), included in intangible assets, are provided in note 12. Included in investments in associates and joint ventures are amounts of £ 1,865 million (2021: £1,759 million) attributable to the investment in ITC Ltd. Further information is provided in notes 9 and 14.